UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   November 03, 2010

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $86,360


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FULCRUM ANALYTICS INC          COM              99VVABBL7        3    11447 SH       SOLE                    11447        0        0
FULCRUM ANALYTICS INC SER A    PFD              99VVABBM5       77    27143 SH       SOLE                    27143        0        0
INTROGEN THERAPEUTICS INC      COM              46119F107        1   262998 SH       SOLE                   262998        0        0
ISHARES MSCI ALL COUNTRY ASIA  ETFS             464288182    28554   471892 SH       SOLE                   471892        0        0
ISHARES MSCI BRAZIL INDEX FUND ETFS             464286400    56165   730076 SH       SOLE                   730076        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      400   250000 SH       SOLE                   250000        0        0
TEXAS INSTRUMENTS INC          COM              882508104      868    32000 SH       SOLE                    32000        0        0
VOLCANO CORP                   COM              928645100      292    11221 SH       SOLE                    11221        0        0